Note 8 - Notes payable (Tables)	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Notes Payable

	September 30, 2016 $	December 31, 2015 $

Mortgages payable on February 20, 2034, bearing interest at a variable rate, collateralized by a deed of trust on the real estate properties purchased with the loan	197,074	203,343
Promissory note payable on November 1, 2019, bearing interest at 5.371% per annum, collateralized by the real estate properties titled to ARP Borrower, LLC and 100% equity ownership in ARP Borrower, LLC. The note is also secured by the Company	1,634,241	1,651,183
Promissory note payable on December 1, 2020, bearing interest at 5.88% per annum, collateralized by the real estate properties titled to ARP Borrower II, LLC and 100% equity ownership in ARP Borrower II, LLC	959,752	968,000
Promissory note payable on November 27, 2016, bearing interest at 16% per annum, collateralized by a deed of trust on the real estate property purchased with the loan	180,000	180,000
Promissory note payable on July 8, 2017, bearing interest at 18% per annum initially and at 12% per annum after four months, collateralized by a deed of trust on the real estate property purchased with the loan	80,000	80,000
Promissory note payable on April 1, 2017, bearing interest at 16% per annum, collateralized by a deed of trust on the real estate properties titled to ARP	300,000	–
Promissory note payable on April 1, 2021, bearing interest at 10% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan	314,831	–
Mortgage payable on April 1, 2053, bearing interest at 2% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan	245,723	–
Promissory note payable on May 1, 2021, bearing interest at 6.07% per annum, collateralized by the real estate properties titled to AHIT Valfre, LLP and ARP Borrower, LLC	1,199,447	–
Mortgage payable on April 1, 2028, bearing interest at 2.985% per annum, collateralized by the real estate property purchased with the loan.	125,724	–
Mortgage payable on April 1, 2018, bearing interest at 5% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	18,861
Mortgage payable on July 1, 2029, bearing interest at 4.125% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	91,943
Home Equity Line-of-credit, bearing interest at a variable interest rate, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	46,108
Mortgage payable on October 1, 2035, bearing interest at a variable rate, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	140,512
Mortgage payable on June 1, 2043, bearing interest at 4.125% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	113,036
Mortgage payable on July 1, 2041, bearing interest at 5.25% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	274,905
Home Equity Line-of-credit, bearing interest at 8.25% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	34,484
Mortgage payable on June 1, 2043, bearing interest at 4.125% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	132,362
Mortgage payable on December 1, 2034, bearing interest at a variable rate, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	111,168
Mortgage payable on January 1, 2022, bearing interest at 4.375% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	16,683
Mortgage payable on September 1, 2033, bearing interest at a variable rate, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	76,336
Home Equity Line-of-credit payable on January 13, 2040, bearing interest at 2.76% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	50,215
Mortgage payable on November 1, 2026, bearing interest at 4.5% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	82,526

	5,236,792	4,271,665
Note payable – related party, payable on June 1, 2026, bearing interest at 4.5% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan	75,809	-
	5,312,601	4,271,665

Year	Amount
2016	$ 199,223
2017	458,673
2018	82,610
2019	1,637,538
2020	966,222
thereafter	1,968,335

Total	$ 5,312,601